Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 2,639	$ 2,328
Acquisitions	559	315
Dispositions	(1)	(2)
Other, including foreign currency translation	(25)	(2)
Goodwill, Ending Balance	3,172	2,639
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	175	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	175	175
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	511	512
Acquisitions	538	0
Dispositions	0	0
Other, including foreign currency translation	(26)	(1)
Goodwill, Ending Balance	1,023	511
International Card Services [Member] | Loyalty Partner Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions	538
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,544	1,547
Acquisitions	0	0
Dispositions	(1)	(2)
Other, including foreign currency translation	0	(1)
Goodwill, Ending Balance	1,543	1,544
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	159	28
Acquisitions	1	131
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	159
Global Network And Merchant Services [Member] | Accertify Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions		131
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	250	66
Acquisitions	20	184
Dispositions	0	0
Other, including foreign currency translation	1	0
Goodwill, Ending Balance	271	250
Corporate and Other [Member] | Revolution Money Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions		$ 184